Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005439 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005439 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005439 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005439 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005439 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005439 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005439 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005439 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | L3Harris Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005439 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005439 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005440 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005440 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005440 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005440 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005440 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005440 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005440 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005440 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | L3Harris Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005440 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.30%